Cover	Apr. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity File Number	001-35006
Entity Registrant Name	SPECTRUM PHARMACEUTICALS, INC.
Entity Central Index Key	0000831547
Entity Tax Identification Number	93-0979187
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Pilot House-Lewis Wharf, 2 Atlantic Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	586-3900
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SPPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false